Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2019 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 10,786,214
2020
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	5,105,804
2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	3,015,346
2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	1,815,769
2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 849,295